SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 203,249	$ 159,899	$ 402,548	$ 311,603
Production Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	139,034	95,358	272,224	187,471
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 64,215	$ 64,541	$ 130,324	$ 124,132